Accrued Liabilities (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities [Abstract]
Amount Received From Investors	$ 400
Board compensation		$ 413
Aggregate grant-date fair value	$ 100